Project advances	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Project advances
8	Project advances

	2020	2019
Current	1,277	6,431
Non-current	495	789

Project advances	1,772	7,220

Project advances represent recoverable advances relating to the development process of new funds or on the capture of non-capitalized
funds. In both cases, the amounts are subject to reimbursement as provided for in the respective agreements between the Group and investors.

The balance recorded as
non-current
assets corresponds to projects related to funds still in the structuring stage.